Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
Note 14 - Redeemable Noncontrolling Interests
In connection with the acquisition of Linetec in November 2018, the previous owner retained a 20% equity interest in Linetec, the reduction of which is subject to certain rights based on the passage of time or upon the occurrence of certain triggering events. Effective January 2022, the Company, by means of Centuri, has the right, but not the obligation, to purchase at fair value (subject to a floor) a portion of the interest held by the noncontrolling party, and in incremental amounts each year thereafter. The shares subject to the election accumulate (if earlier elections are not made) such that 100% of the interest retained by the noncontrolling party is subject to the election beginning in 2024. If the Company does not exercise its rights at each or any of the specified intervals, the noncontrolling party has the ability, but not the obligation, to exit their investment retained, by requiring Centuri to purchase a similar portion of their interest up to the maximum cumulative amounts specified at each interval discussed above. The outstanding noncontrolling interest is not subject to minimum purchase provisions and, following the eligibility dates for the elections, they do not expire. The redemption price represents the greater of fair value of the ownership interest to be redeemed on the redemption date or a floor amount under the terms of the agreement. The Company has determined that this noncontrolling interest is a redeemable noncontrolling interest and, in accordance with SEC guidance, is classified as mezzanine equity (temporary equity) in the Company’s Consolidated Balance Sheets.
In November 2021, certain members of Riggs Distler management acquired a 1.42% interest in Drum, which is subject to certain rights based on the passage of time or upon the occurrence of certain triggering events. Effective January 2027 and each calendar year thereafter or upon the occurrence of certain trigger events, the Company, through Centuri, has the right, but not the obligation, to purchase all of the interest held by the noncontrolling party at fair value. If the Company does not exercise its rights in accordance with the timeline noted, or upon the occurrence of certain other triggering events, the noncontrolling party has the ability, but not the obligation, to exit their investment retained by requiring Centuri to purchase all of their outstanding interest. The outstanding noncontrolling interest is not subject to minimum purchase provisions and, following the eligibility date for the election, they do not expire. The redemption price represents the fair value of the ownership interest to be redeemed on the redemption date under the terms of the agreement. A portion of the redeemable noncontrolling interest acquired was funded through promissory notes made to noncontrolling interest holders bearing interest at the prime rate plus 2%. The promissory notes are payable by the noncontrolling interest holders upon certain triggering events including, but not limited to, termination of employment or the redemption of any interest under the agreement. The promissory notes are recognized as a reduction to the Company’s stockholders’ equity. Additionally, the Company has determined that this noncontrolling interest is a redeemable noncontrolling interest and, in accordance with SEC guidance, is classified as mezzanine equity (temporary equity) in the Company’s Consolidated Balance Sheets.
Significant changes in the value of the total redeemable noncontrolling interests, above a floor established at the acquisition date, are recognized as they occur, and the carrying value is adjusted as necessary at each reporting date. The fair value is estimated using a market approach that utilizes certain financial metrics from guideline public companies of similar industry and operating characteristics. Based on the fair value model employed, the estimated redemption value of the Linetec redeemable noncontrolling interest increased by approximately $12 million during the year ended December 31, 2021. Adjustment to the redemption value also impacted retained earnings, as reflected in the Company’s Consolidated Statement of Equity, but did not impact net income.
The following depicts changes to the balances of the redeemable noncontrolling interests:

	Linetec	Drum	Total
(Thousands of dollars)
Balance, December 31, 2019	$84,542	$—	$84,542
Net income attributable to redeemable noncontrolling interests	6,661	—	6,661
Redemption value adjustment	74,513	—	74,513
Balance, December 31, 2020	165,716	—	165,716
Redeemable noncontrolling interest acquired	—	12,562	12,562
Net income attributable to redeemable noncontrolling interests	6,416	7	6,423
Redemption value adjustment	12,016	—	12,016
Balance, December 31, 2021	$184,148	$12,569	$196,717